22 Income tax (''IR'') and social contribution (''CSL'') (Details 4) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	R$ 7,295,574
2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,981,691
2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,866,697
2021 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	914,633
2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	847,334
2022 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	731,832
2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	545,205
2023 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	583,605
2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	437,218
2024 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	591,835
2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	359,506
2025 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	376,135
2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,223,126
2026 to 2028 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,525
2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	16,488
2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,446,177
Business combination [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,302	[1]
Business combination [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,302	[1]
Other [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,525
Other [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,525
Tax depreciation [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,737,169	[2]
Tax depreciation [member] | 2021 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	857,451	[2]
Tax depreciation [member] | 2022 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	666,224	[2]
Tax depreciation [member] | 2023 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	528,555	[2]
Tax depreciation [member] | 2024 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	528,929	[2]
Tax depreciation [member] | 2025 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	311,245	[2]
Tax depreciation [member] | 2026 to 2028 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	158,330	[2]
Tax depreciation [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	686,435	[2]
Amortization of goodwill based on future profitability [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	722,222	[3]
Amortization of goodwill based on future profitability [member] | 2021 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	330	[4]
Amortization of goodwill based on future profitability [member] | 2022 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	303	[4]
Amortization of goodwill based on future profitability [member] | 2023 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	280	[4]
Amortization of goodwill based on future profitability [member] | 2024 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	913	[4]
Amortization of goodwill based on future profitability [member] | 2025 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,370	[4]
Amortization of goodwill based on future profitability [member] | 2026 to 2028 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,917	[3]
Amortization of goodwill based on future profitability [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	717,109	[3]
Present value adjustment and amortized cost [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	79,920	[5]
Present value adjustment and amortized cost [member] | 2021 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,826	[5]
Present value adjustment and amortized cost [member] | 2022 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	12,279	[5]
Present value adjustment and amortized cost [member] | 2023 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,744
Present value adjustment and amortized cost [member] | 2024 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	8,967
Present value adjustment and amortized cost [member] | 2025 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	10,494
Present value adjustment and amortized cost [member] | 2026 to 2028 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	22,386
Present value adjustment and amortized cost [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	20,224
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2020 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	279,321
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2021 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,445
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2022 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,445
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2023 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,445
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2024 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,445
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2025 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,445
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2026 to 2028 [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	102,096
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar [member] | 2029 therafter [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	12,277,265
Assets [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	2,781,330
Assets [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,579,166
Assets [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,128,810
Assets [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,029,053
Assets [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	735,641
Assets [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,560,600
Assets [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,462,665
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,278,184	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	223,932	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	362,165	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	419,451	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	566,290	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	629,925	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,076,421	[6]
Assets [member] | Tax losses (IR) And negative base (CSL) [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	337,474
Assets [member] | Goodwill amortized [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	6,520
Assets [member] | Goodwill amortized [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,020
Assets [member] | Goodwill amortized [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	323
Assets [member] | Goodwill amortized [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	323
Assets [member] | Goodwill amortized [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	323
Assets [member] | Goodwill amortized [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	323
Assets [member] | Goodwill amortized [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	968
Assets [member] | Goodwill amortized [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	240
Assets [member] | Exchange variations [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,817,615	[7]
Assets [member] | Exchange variations [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,002,396	[7]
Assets [member] | Exchange variations [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	155,813	[7]
Assets [member] | Exchange variations [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	81,553	[7]
Assets [member] | Exchange variations [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	422,587	[7]
Assets [member] | Exchange variations [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	88,013	[7]
Assets [member] | Exchange variations [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,050,218	[7]
Assets [member] | Exchange variations [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,017,035	[7]
Assets [member] | Temporary adjustments [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,996,337	[8]
Assets [member] | Temporary adjustments [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,444,987	[8]
Assets [member] | Temporary adjustments [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,033,617	[8]
Assets [member] | Temporary adjustments [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	627,483	[8]
Assets [member] | Temporary adjustments [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	39,853	[8]
Assets [member] | Temporary adjustments [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,738	[8]
Assets [member] | Temporary adjustments [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,432,993	[8]
Assets [member] | Temporary adjustments [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	400,024	[8]
Assets [member] | Business combination [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	56,211	[9]
Assets [member] | Business combination [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	28,963	[9]
Assets [member] | Business combination [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	27,248	[9]
Assets [member] | Tax credits [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	77,032	[4]
Assets [member] | Tax credits [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	77,032	[4]
Assets [member] | Other [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	45,366
Assets [member] | Other [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	45,366
Liabilities [member] | Temporary adjustments [member] | 2020 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	158,232	[10]
Liabilities [member] | Temporary adjustments [member] | 2021 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	17,581	[10]
Liabilities [member] | Temporary adjustments [member] | 2022 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	17,581	[10]
Liabilities [member] | Temporary adjustments [member] | 2023 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	17,581	[10]
Liabilities [member] | Temporary adjustments [member] | 2024 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	17,581	[10]
Liabilities [member] | Temporary adjustments [member] | 2025 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	17,581	[10]
Liabilities [member] | Temporary adjustments [member] | 2026 to 2028 [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	52,745	[10]
Liabilities [member] | Temporary adjustments [member] | 2029 therafter [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	R$ 17,582	[10]

[1]	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
[2]	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
[3]	Goodwill for the future profitability of the merged companies is not amortized since the adoption of Law 11.638/07.Tax realization is associated with the write-off of goodwill due to impairment or upon divestment.
[4]	Tax credits arising from the balance of tax paid on profit abroad and the worker's food program.
[5]	Additional adjustment, upon adoption of Law 11.638/07 of property, plant and equipment, whose tax realization is based on the depreciation of assets.
[6]	In Brazil, the use of tax losses is limited to 30% of the taxable profit for the year; however, the balance does not expire. Meanwhile, in Mexico there is no limit on the amount that can be used in the year; however, the tax losses expire in 10 years. The realization of Tax Losses in the consolidated results consider the taxable profit expected by the Company over a 10-year horizon. For the Braskem S.A., this realization is associated with the completion of administrative processes related to years in which such tax losses were sustained.
[7]	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in the recognition of deferred IR and CSL.
[8]	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods. In 2019 and 2020, the provisioning of expenses arising from the geological event in Alagoas produced a material impact.
[9]	Refers to tax-related goodwill and contingencies recognized from business combinations. Tax realization of goodwill occurs upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
[10]	Accounting provisions of transaction costs in financing acquisitions.